CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows provided by (used in) Operating Activities
Net loss	$ (10,561,149)	$ (59,614,467)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense	7,197	806,381
Expense related to stock based compensation	128	54,381
Debt issuance cost	4,843
Impairment expense	5,373,207	56,186,313
Imputed interest on note payable	50,000	37,500
Change in:
Accounts receivable	84,549	123,882
Other asset - related party	(88,215)	(254,548)
Prepaid expenses	(77,357)	(18,515)
Asset retirement obligation applied to P&A cost	(30,995)	(26,670)
Interest payable	3,194,409	755,696
Accounts payable and accrued expenses	146,874	(3,256,094)
Account payable, related party		97,027
Net cash used in operating activities	(1,896,509)	(5,109,114)
Cash Flows provided by (used in) Investing Activities
Investment in oil and natural gas properties	(4,803,655)	(448,477)
Proceeds from sale of assets		1,141,142
Net cash provided by (used in) investing activities	(4,803,655)	692,665
Cash Flows provided by Financing Activities
Proceeds from notes payable, related party	2,673,000	1,250,000
Proceeds from promissory note	6,000,000	2,000,000
Payments on promissory notes	(2,000,000)
Prepayments, working interest owners		(311,281)
Net cash provided by financing activities	6,673,000	2,938,719
Net change in cash	(27,164)	(1,477,730)
Cash - beginning of period	191,117	1,668,847
Cash - end of period	163,953	191,117
Supplemental disclosure of cash flow information:
Cash paid for interest	385,333
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued in property acquisition		1,243,565
Common stock issued after 12/31/2024 for mineral property acquisitions		843
Addition to note payable to reimburse lease payments		278,054
Recognition of ARO liability	(0)	70,949
Capitalized Interest		2,182,539
Increase in note payable, related party for settlement of accounts payable	$ 215,000